Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	CAD 1,120	CAD 1,204
Direct operating expenses of investment properties that generated rental income	(694)	(764)
Total	CAD 426	CAD 440